8. Debt Issue Costs (Tables) - Quarterly (Quarterly Member)	3 Months Ended
Mar. 31, 2014
Quarterly Member
Debt Issue Costs
Debt issue costs - net - December 31, 2012	$—
Debt issue costs	247,197
Amortization expense - 2013	(11,986)
Debt issue costs - net - December 31, 2013	235,211
Amortization expense - 2014	(29,794)
Debt issue costs - net - March 31, 2014	$205,417